Commitments and Contingencies Disclosure - Commitments and Contingencies (Schedule of Minimum Lease Obligations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Capital Leases, Future Minimum Payments Due, Next Twelve Months	$ 11,475
Operating Leases, Future Minimum Payments Due, Next Twelve Months	18,527	[1]
Capital Leases, Future Minimum Payments Due in Two Years	3,110
Operating Leases, Future Minimum Payments, Due in Two Years	13,617	[1]
Capital Leases, Future Minimum Payments Due in Three Years	810
Operating Leases, Future Minimum Payments, Due in Three Years	11,190	[1]
Capital Leases, Future Minimum Payments Due in Four Years	311
Operating Leases, Future Minimum Payments, Due in Four Years	8,808	[1]
Capital Leases, Future Minimum Payments Due in Five Years	191
Operating Leases, Future Minimum Payments, Due in Five Years	12,685	[1]
Capital Leases, Future Minimum Payments Due Thereafter	102
Operating Leases, Future Minimum Payments, Due Thereafter	8,172	[1]
Capital Leases, Future Minimum Payments Due	15,999
Operating Leases, Future Minimum Payments Due	72,999	[1]
Capital Leases, Future Minimum Payments, Interest Included in Payments	(608)
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments	15,391
Capital Lease Obligations, Current	(11,026)		(11,997)
Capital Lease Obligations, Noncurrent	$ 4,365		$ 9,364

[1]	Includes all operating leases having an initial or remaining non-cancelable lease term in excess of one year.